Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

	2012		2013		2014
	(In millions of Korean Won)
Sales to related parties	~~W~~	30,061	~~W~~	18,562	~~W~~	11,441
Purchases from related parties		3,312		1,212		599
Amounts due from related parties		2,657		1,773		1,365
Amounts due to related parties		6,699		5,756		5,111